Commitments and contingencies	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

6. Commitments and contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450-20-50, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. As of June 30, 2023 and 2022, the Company is not aware of any contingent liabilities that should be reflected in the consolidated financial statements.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS